Note 24 - Employee Benefits (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	R$ 61.1	R$ 29.7	R$ 32.2
Defined benefit obligation, at present value	3,244.3	2,262.6	1,892.3
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	334.7	530.1
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	33.6	56.2
Estimate of contributions expected to be paid to plan for next annual reporting period	371.2
Two health care plans from Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Defined benefit obligation, at present value	R$ 705.0	R$ 694.0	R$ 677.9